Debt Securities in Issue - Summary of Debt Securities in Issue (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Debt securities in issue [line items]
Debt securities in issue	¥ 11,171,209	¥ 10,569,117	¥ 10,569,117
Sumitomo mitsui banking corporation [member]
Debt securities in issue [line items]
Debt securities in issue	¥ 4,540,733		4,716,206
Sumitomo mitsui banking corporation [member] | Bonds [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Great Britain pound
Debt securities in issue, Maturity year	2020
Debt securities in issue, Interest rate	1.19%
Debt securities in issue	¥ 36,258
Sumitomo mitsui banking corporation [member] | Bonds [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	United States dollars
Debt securities in issue	¥ 1,660,610		2,072,295
Sumitomo mitsui banking corporation [member] | Bonds [member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Euros
Debt securities in issue	¥ 429,544		260,236
Sumitomo mitsui banking corporation [member] | Bonds [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Australian dollars
Debt securities in issue	¥ 40,913		63,572
Sumitomo mitsui banking corporation [member] | Bonds [member] | Hong Kong, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Hong Kong dollars
Debt securities in issue	¥ 33,427		32,009
Sumitomo mitsui banking corporation [member] | Bonds [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Japanese yen
Debt securities in issue	¥ 50,000		99,000
Sumitomo mitsui banking corporation [member] | Bonds [member] | Thailand, Baht [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Thai baht
Debt securities in issue	¥ 33,155		25,575
Sumitomo mitsui banking corporation [member] | Bonds [member] | Minimum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2018
Debt securities in issue, Interest rate	1.67%
Sumitomo mitsui banking corporation [member] | Bonds [member] | Minimum [member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2020
Debt securities in issue, Interest rate	0.19%
Sumitomo mitsui banking corporation [member] | Bonds [member] | Minimum [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2018
Debt securities in issue, Interest rate	2.90%
Sumitomo mitsui banking corporation [member] | Bonds [member] | Minimum [member] | Hong Kong, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2020
Debt securities in issue, Interest rate	2.09%
Sumitomo mitsui banking corporation [member] | Bonds [member] | Minimum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2018
Debt securities in issue, Interest rate	0.25%
Sumitomo mitsui banking corporation [member] | Bonds [member] | Minimum [member] | Thailand, Baht [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2019
Debt securities in issue, Interest rate	2.00%
Sumitomo mitsui banking corporation [member] | Bonds [member] | Maximum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2045
Debt securities in issue, Interest rate	4.30%
Sumitomo mitsui banking corporation [member] | Bonds [member] | Maximum [member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2023
Debt securities in issue, Interest rate	2.75%
Sumitomo mitsui banking corporation [member] | Bonds [member] | Maximum [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2025
Debt securities in issue, Interest rate	4.13%
Sumitomo mitsui banking corporation [member] | Bonds [member] | Maximum [member] | Hong Kong, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2025
Debt securities in issue, Interest rate	2.92%
Sumitomo mitsui banking corporation [member] | Bonds [member] | Maximum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2019
Debt securities in issue, Interest rate	0.33%
Sumitomo mitsui banking corporation [member] | Bonds [member] | Maximum [member] | Thailand, Baht [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2021
Debt securities in issue, Interest rate	2.66%
Sumitomo mitsui banking corporation [member] | Subordinated bonds [Member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	United States dollars
Debt securities in issue, Maturity year	2022
Debt securities in issue, Interest rate	4.85%
Debt securities in issue	¥ 166,090		158,912
Sumitomo mitsui banking corporation [member] | Subordinated bonds [Member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Euros
Debt securities in issue, Maturity year	2020
Debt securities in issue, Interest rate	4.00%
Debt securities in issue	¥ 93,147		97,648
Sumitomo mitsui banking corporation [member] | Subordinated bonds [Member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Japanese yen
Debt securities in issue	¥ 362,777		385,522
Sumitomo mitsui banking corporation [member] | Subordinated bonds [Member] | Minimum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2019
Debt securities in issue, Interest rate	1.43%
Sumitomo mitsui banking corporation [member] | Subordinated bonds [Member] | Maximum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2026
Debt securities in issue, Interest rate	2.80%
Sumitomo mitsui banking corporation [member] | Commercial paper [member]
Debt securities in issue [line items]
Debt securities in issue	¥ 1,634,812		1,521,437
Sumitomo mitsui banking corporation [member] | Commercial paper [member] | Minimum [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	(0.50%)
Sumitomo mitsui banking corporation [member] | Commercial paper [member] | Maximum [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	2.86%
Other subsidiaries [member]
Debt securities in issue [line items]
Debt securities in issue	¥ 1,732,336		1,636,619
Other subsidiaries [member] | Bonds [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	United States dollars
Debt securities in issue	¥ 48,143		24,599
Other subsidiaries [member] | Bonds [member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Euros
Debt securities in issue, Maturity year	2023
Debt securities in issue	¥ 124,451
Other subsidiaries [member] | Bonds [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Australian dollars
Debt securities in issue	¥ 2,075		1,896
Other subsidiaries [member] | Bonds [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Japanese yen
Debt securities in issue	¥ 702,312		616,267
Other subsidiaries [member] | Bonds [member] | Indonesia, Rupiahs [Member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Indonesian rupiah
Debt securities in issue	¥ 19,487		19,081
Other subsidiaries [member] | Bonds [member] | Turkish Lira [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Turkish lira
Debt securities in issue	¥ 5,165		3,568
Other subsidiaries [member] | Bonds [member] | Minimum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2018
Debt securities in issue, Interest rate	0.01%
Other subsidiaries [member] | Bonds [member] | Minimum [member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	0.10%
Other subsidiaries [member] | Bonds [member] | Minimum [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2019
Debt securities in issue, Interest rate	0.01%
Other subsidiaries [member] | Bonds [member] | Minimum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2018
Debt securities in issue, Interest rate	0.01%
Other subsidiaries [member] | Bonds [member] | Minimum [member] | Indonesia, Rupiahs [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2018
Debt securities in issue, Interest rate	7.50%
Other subsidiaries [member] | Bonds [member] | Minimum [member] | Turkish Lira [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2019
Debt securities in issue, Interest rate	0.01%
Other subsidiaries [member] | Bonds [member] | Maximum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2037
Debt securities in issue, Interest rate	4.45%
Other subsidiaries [member] | Bonds [member] | Maximum [member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	0.55%
Other subsidiaries [member] | Bonds [member] | Maximum [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2031
Debt securities in issue, Interest rate	3.00%
Other subsidiaries [member] | Bonds [member] | Maximum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2049
Debt securities in issue, Interest rate	21.00%
Other subsidiaries [member] | Bonds [member] | Maximum [member] | Indonesia, Rupiahs [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2020
Debt securities in issue, Interest rate	9.85%
Other subsidiaries [member] | Bonds [member] | Maximum [member] | Turkish Lira [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2023
Debt securities in issue, Interest rate	15.00%
Other subsidiaries [member] | Subordinated bonds [Member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Japanese yen
Debt securities in issue	¥ 25,000		25,000
Other subsidiaries [member] | Subordinated bonds [Member] | Minimum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2019
Debt securities in issue, Interest rate	4.00%
Other subsidiaries [member] | Subordinated bonds [Member] | Maximum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2028
Debt securities in issue, Interest rate	4.15%
Other subsidiaries [member] | Commercial paper [member]
Debt securities in issue [line items]
Debt securities in issue	¥ 805,703		946,208
Other subsidiaries [member] | Commercial paper [member] | Minimum [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	0.00%
Other subsidiaries [member] | Commercial paper [member] | Maximum [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	2.80%
SMFG [member]
Debt securities in issue [line items]
Debt securities in issue	¥ 4,898,140		4,216,292
SMFG [member] | Bonds [member]
Debt securities in issue [line items]
Debt securities in issue	¥ 3,962,000		3,285,000
SMFG [member] | Bonds [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	United States dollars
Debt securities in issue	¥ 3,209,483		2,583,513
SMFG [member] | Bonds [member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Euros
Debt securities in issue	¥ 553,053		509,987
SMFG [member] | Bonds [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Australian dollars
Debt securities in issue	¥ 183,049		179,367
SMFG [member] | Bonds [member] | Hong Kong, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Hong Kong dollars
Debt securities in issue, Maturity year	2028
Debt securities in issue, Interest rate	3.54%
Debt securities in issue	¥ 4,242
SMFG [member] | Bonds [member] | Minimum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2021
Debt securities in issue, Interest rate	2.06%
SMFG [member] | Bonds [member] | Minimum [member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2022
Debt securities in issue, Interest rate	0.12%
SMFG [member] | Bonds [member] | Minimum [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2022
Debt securities in issue, Interest rate	3.04%
SMFG [member] | Bonds [member] | Maximum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2048
Debt securities in issue, Interest rate	4.31%
SMFG [member] | Bonds [member] | Maximum [member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2033
Debt securities in issue, Interest rate	1.72%
SMFG [member] | Bonds [member] | Maximum [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2028
Debt securities in issue, Interest rate	4.13%
SMFG [member] | Subordinated bonds [Member]
Debt securities in issue [line items]
Debt securities in issue	¥ 954,000		945,000
SMFG [member] | Subordinated bonds [Member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	United States dollars
Debt securities in issue, Maturity year	2024
Debt securities in issue, Interest rate	4.44%
Debt securities in issue	¥ 191,741		185,426
SMFG [member] | Subordinated bonds [Member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Japanese yen
Debt securities in issue	¥ 756,572		757,999
SMFG [member] | Subordinated bonds [Member] | Minimum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2024
Debt securities in issue, Interest rate	0.30%
SMFG [member] | Subordinated bonds [Member] | Maximum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2030
Debt securities in issue, Interest rate	1.33%
SMFG [member] | Other subsidiaries [member]
Debt securities in issue [line items]
Debt securities in issue	¥ 284,297		¥ 280,880